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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                      Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Global Equity Fund

 Schedule of Investments 11/30/2012

 Shares

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 PREFERRED STOCKS - 0.9%

 Utilities - 0.9%

 Multi-Utilities - 0.9%

 32,200

 RWE AG

 $

 1,216,265

 Total Utilities

 $

 1,216,265

 TOTAL PREFERRED STOCKS

 (Cost $1,217,593)

 $

 1,216,265

 COMMON STOCKS - 97.1%

 Energy - 9.7%

 Oil & Gas Drilling - 1.4%

 30,400

 Ensco Plc

 $

 1,770,192

 Oil & Gas Equipment & Services - 0.5%

 18,700

 Halliburton Co.

 $

 623,645

 Integrated Oil & Gas - 5.2%

 21,100

 Chevron Corp.

 $

 2,230,059

 69,200

 Eni S.p.A.

 1,639,590

 18,800

 Lukoil OAO (A.D.R.)

 1,183,084

 37,300

 Royal Dutch Shell Plc

 1,287,394

 10,400

 Total SA

 520,778

 $

 6,860,905

 Oil & Gas Exploration & Production - 0.2%

 38,200

 McMoRan Exploration Co. *

 $

 325,846

 Oil & Gas Refining & Marketing - 2.1%

 45,300

 Marathon Petroleum Corp. *

 $

 2,697,162

 Coal & Consumable Fuels - 0.3%

 15,000

 Peabody Energy Corp.

 $

 376,650

 Total Energy

 $

 12,654,400

 Materials - 5.2%

 Diversified Chemicals - 1.0%

 35,500

 Huntsman Corp.

 $

 583,620

 14,800

 LyondellBasell Industries NV

 736,004

 $

 1,319,624

 Fertilizers & Agricultural Chemicals - 0.5%

 3,100

 CF Industries Holdings, Inc.

 $

 663,493

 Construction Materials - 1.3%

 469,100

 China Resources Cement Holdings, Ltd.

 $

 294,314

 17,700

 CRH Plc

 323,972

 653,600

 Semen Gresik Persero Tbk PT

 1,007,510

 $

 1,625,796

 Diversified Metals & Mining - 1.2%

 31,300

 Freeport-McMoRan Copper & Gold, Inc.

 $

 1,221,013

 5,700

 Rio Tinto, Ltd.

 349,476

 $

 1,570,489

 Gold - 1.2%

 18,500

 Barrick Gold Corp.

 $

 638,805

 20,400

 Newmont Mining Corp.

 960,636

 $

 1,599,441

 Total Materials

 $

 6,778,843

 Capital Goods - 8.7%

 Aerospace & Defense - 0.4%

 6,327

 United Technologies Corp.

 $

 506,856

 Construction & Engineering - 0.9%

 34,700

 KBR, Inc.

 $

 964,660

 2,016,500

 Surya Semesta Internusa Tbk PT

 235,227

 $

 1,199,887

 Heavy Electrical Equipment - 0.5%

 35,300

 ABB, Ltd.

 $

 687,518

 Industrial Conglomerates - 4.1%

 7,800

 3M Co.

 $

 709,410

 3,551,200

 Alliance Global Group, Inc.

 1,421,462

 86,400

 General Electric Co.

 1,825,632

 97,300

 Shanghai Industrial Holdings, Ltd.

 318,128

 11,000

 Siemens AG

 1,133,815

 $

 5,408,447

 Construction & Farm Machinery & Heavy Trucks - 1.6%

 9,300

 Joy Global, Inc.

 $

 530,007

 100,900

 The Manitowoc Co., Inc.

 1,513,500

 $

 2,043,507

 Industrial Machinery - 0.6%

 29,800

 Briggs & Stratton Corp.

 $

 604,642

 1,900

 SPX Corp.

 129,428

 $

 734,070

 Trading Companies & Distributors - 0.6%

 846,800

 Noble Group, Ltd.

 $

 751,323

 Total Capital Goods

 $

 11,331,608

 Transportation - 1.5%

 Air Freight & Logistics - 0.3%

 8,900

 Oesterreichische Post AG

 $

 357,764

 Airport Services - 0.5%

 986,000

 Beijing Capital International Airport Co., Ltd.

 $

 705,854

 Highways & Railtracks - 0.7%

 1,890,300

 Yuexiu Transport Infrastructure, Ltd.

 $

 841,248

 Total Transportation

 $

 1,904,866

 Automobiles & Components - 4.0%

 Auto Parts & Equipment - 1.0%

 299,686

 China XD Plastics Co., Ltd. *

 $

 1,258,681

 Tires & Rubber - 1.6%

 46,700

 Bridgestone Corp.

 $

 1,140,916

 7,700

 Cie Generale des Etablissements Michelin

 715,587

 21,800

 Pirelli & C. S.p.A.

 252,708

 $

 2,109,211

 Automobile Manufacturers - 1.4%

 24,900

 Toyota Motor Corp.

 $

 1,073,518

 3,700

 Volkswagen AG

 752,154

 $

 1,825,672

 Total Automobiles & Components

 $

 5,193,564

 Consumer Durables & Apparel - 2.1%

 Apparel, Accessories & Luxury Goods - 2.1%

 4,500

 Christian Dior SA

 $

 728,157

 9,500

 Cie Financiere Richemont SA

 732,289

 48,600

 True Religion Apparel, Inc.

 1,267,974

 $

 2,728,420

 Total Consumer Durables & Apparel

 $

 2,728,420

 Consumer Services - 0.4%

 Casinos & Gaming - 0.4%

 929,500

 NagaCorp, Ltd.

 $

 585,043

 Total Consumer Services

 $

 585,043

 Media - 1.0%

 Movies & Entertainment - 1.0%

 25,300

 The Walt Disney Co.

 $

 1,256,398

 Total Media

 $

 1,256,398

 Retailing - 0.7%

 Home Improvement Retail - 0.3%

 6,500

 The Home Depot, Inc.

 $

 422,955

 Automotive Retail - 0.4%

 4,100

 USS Co., Ltd.

 $

 438,685

 Total Retailing

 $

 861,640

 Food & Staples Retailing - 3.8%

 Drug Retail - 1.2%

 34,100

 CVS Caremark Corp.

 $

 1,585,991

 Food Distributors - 0.3%

 90,800

 Metcash, Ltd.

 $

 324,554

 Food Retail - 0.6%

 16,500

 FamilyMart Co., Ltd.

 $

 732,430

 Hypermarkets & Super Centers - 1.7%

 31,800

 Carrefour SA

 $

 785,062

 20,600

 Wal-Mart Stores, Inc.

 1,483,612

 $

 2,268,674

 Total Food & Staples Retailing

 $

 4,911,649

 Food, Beverage & Tobacco - 4.5%

 Brewers - 0.6%

 9,300

 Anheuser-Busch InBev NV (A.D.R.)

 $

 818,121

 Soft Drinks - 0.8%

 21,000

 Coca-Cola Enterprises, Inc.

 $

 654,780

 8,400

 Monster Beverage Corp. *

 437,220

 $

 1,092,000

 Packaged Foods & Meats - 1.2%

 22,700

 Nestle SA

 $

 1,485,096

 Tobacco - 1.9%

 38,900

 Altria Group, Inc.

 $

 1,315,209

 40,000

 Japan Tobacco, Inc.

 1,204,168

 $

 2,519,377

 Total Food, Beverage & Tobacco

 $

 5,914,594

 Health Care Equipment & Services - 1.6%

 Health Care Equipment - 1.4%

 17,100

 Covidien Plc

 $

 993,681

 19,000

 Olympus Corp.

 318,476

 11,900

 Terumo Corp.

 508,024

 $

 1,820,181

 Managed Health Care - 0.2%

 5,200

 Humana, Inc.

 $

 340,132

 Total Health Care Equipment & Services

 $

 2,160,313

 Pharmaceuticals, Biotechnology & Life Sciences - 14.5%

 Biotechnology - 1.5%

 17,700

 Celgene Corp. *

 $

 1,391,043

 15,200

 Cubist Pharmaceuticals, Inc. *

 617,272

 $

 2,008,315

 Pharmaceuticals - 12.2%

 27,600

 AstraZeneca Plc

 $

 1,311,755

 9,600

 Bayer AG

 868,107

 42,200

 GlaxoSmithKline Plc

 902,356

 8,100

 Jazz Pharmaceuticals Plc *

 436,428

 32,900

 Johnson & Johnson

 2,294,117

 64,400

 Novartis AG

 3,983,450

 96,300

 Pfizer, Inc.

 2,409,426

 5,200

 Roche Holding AG

 1,023,022

 15,357

 Sanofi

 1,369,747

 13,600

 Takeda Pharmaceutical Co, Ltd.

 622,112

 18,400

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 742,440

 $

 15,962,960

 Life Sciences Tools & Services - 0.8%

 15,300

 Thermo Fisher Scientific, Inc.

 $

 972,315

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 18,943,590

 Banks - 10.1%

 Diversified Banks - 9.2%

 1,593,500

 Bank Negara Indonesia Persero Tbk PT

 $

 615,271

 5,297,600

 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT

 579,093

 2,200,900

 China Construction Bank Corp.

 1,685,324

 2,187,500

 Industrial & Commercial Bank of China, Ltd.

 1,474,581

 606,200

 Intesa Sanpaolo S.p.A.

 1,020,902

 2,134,900

 Krung Thai Bank PCL

 1,251,325

 9,500

 National Australia Bank, Ltd.

 241,438

 60,600

 Oversea-Chinese Banking Corp., Ltd.

 466,692

 355,200

 Philippine National Bank *

 771,816

 18,200

 Royal Bank of Canada

 1,079,537

 33,200

 Societe Generale SA

 1,201,584

 11,450

 The Toronto-Dominion Bank

 956,819

 43,800

 United Overseas Bank, Ltd.

 671,006

 $

 12,015,388

 Regional Banks - 0.9%

 11,600

 PNC Financial Services Group, Inc.

 $

 651,224

 318,000

 Shinsei Bank, Ltd.

 543,135

 $

 1,194,359

 Total Banks

 $

 13,209,747

 Diversified Financials - 6.5%

 Other Diversified Financial Services - 1.3%

 47,900

 Citigroup, Inc.

 $

 1,655,903

 Multi-Sector Holdings - 0.6%

 705,900

 First Pacific Co., Ltd.

 $

 741,248

 Specialized Finance - 1.3%

 29,600

 Deutsche Boerse AG

 $

 1,666,275

 Consumer Finance - 2.2%

 50,700

 Capital One Financial Corp.

 $

 2,920,320

 Asset Management & Custody Banks - 0.4%

 14,600

 Ares Capital Corp.

 $

 259,004

 10,300

 The Carlyle Group LP

 258,324

 $

 517,328

 Investment Banking & Brokerage - 0.7%

 8,200

 The Goldman Sachs Group, Inc.

 $

 965,878

 Total Diversified Financials

 $

 8,466,952

 Insurance - 2.9%

 Multi-line Insurance - 2.6%

 16,054

 Allianz SE

 $

 2,085,659

 5,400

 Zurich Insurance Group AG

 1,378,118

 $

 3,463,777

 Reinsurance - 0.3%

 2,100

 Muenchener Rueckversicherungs AG

 $

 358,247

 Total Insurance

 $

 3,822,024

 Real Estate - 1.4%

 Diversified REIT's - 0.5%

 600

 United Urban Investment Corp.

 $

 682,033

 Diversified Real Estate Activities - 0.5%

 4,105,500

 Alam Sutera Realty Tbk PT

 $

 261,533

 20,500

 Mitsubishi Estate Co, Ltd.

 397,571

 $

 659,104

 Real Estate Development - 0.4%

 1,951,600

 Bumi Serpong Damai PT

 $

 245,881

 426,900

 Supalai PCL

 255,779

 $

 501,660

 Total Real Estate

 $

 1,842,797

 Software & Services - 5.4%

 Internet Software & Services - 1.0%

 69,400

 Yahoo!, Inc. *

 $

 1,302,638

 Systems Software - 4.4%

 93,819

 Microsoft Corp.

 $

 2,497,462

 102,000

 Oracle Corp.

 3,274,200

 $

 5,771,662

 Total Software & Services

 $

 7,074,300

 Technology Hardware & Equipment - 6.0%

 Communications Equipment - 2.5%

 67,400

 Cisco Systems, Inc.

 $

 1,274,534

 30,900

 Qualcomm, Inc.

 1,965,858

 $

 3,240,392

 Computer Hardware - 2.9%

 5,685

 Apple, Inc.

 $

 3,327,317

 33,300

 Hewlett-Packard Co.

 432,567

 $

 3,759,884

 Electronic Components - 0.4%

 28,900

 Hoya Corp.

 $

 557,384

 Electronic Manufacturing Services - 0.2%

 100,400

 Hon Hai Precision Industry Co., Ltd.

 $

 321,791

 Total Technology Hardware & Equipment

 $

 7,879,451

 Semiconductors & Semiconductor Equipment - 2.6%

 Semiconductors - 2.6%

 4,200

 AMS AG *

 $

 453,837

 3,500

 Samsung Electronics Co., Ltd. (G.D.R.)

 2,293,328

 18,700

 Xilinx, Inc.

 647,955

 $

 3,395,120

 Total Semiconductors & Semiconductor Equipment

 $

 3,395,120

 Telecommunication Services - 3.5%

 Integrated Telecommunication Services - 3.1%

 23,600

 CenturyLink, Inc.

 $

 916,624

 933,000

 PCCW, Ltd.

 392,256

 2,621,100

 Telecom Italia S.p.A.

 2,089,838

 14,300

 Verizon Communications, Inc.

 630,916

 $

 4,029,634

 Wireless Telecommunication Services - 0.4%

 203,500

 Vodafone Group Plc

 $

 525,127

 Total Telecommunication Services

 $

 4,554,761

 Utilities - 1.0%

 Electric Utilities - 0.7%

 33,300

 PPL Corp.

 $

 977,355

 Multi-Utilities - 0.3%

 29,400

 National Grid Plc

 $

 332,169

 Total Utilities

 $

 1,309,524

 TOTAL COMMON STOCKS

 (Cost $116,196,446)

 $

 126,779,604

 Principal Amount ($)

 CORPORATE BONDS - 1.1%

 Materials - 0.3%

 Paper Packaging - 0.3%

 335,000

 BB-/B1

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 $

 318,250

 Total Materials

 $

 318,250

 Banks - 0.8%

 Diversified Banks - 0.8%

 EURO

 300,000

 5.02

 BBB/Ba2

 BNP Paribas SA, Floating Rate Note, 4/29/49 (Perpetual)

 $

 343,134

 EURO

 600,000

 8.05

 BB+/Ba2

 Intesa Sanpaolo S.p.A., Floating Rate Note, 6/29/49 (Perpetual)

 739,516

 18,000

 BBB/Ba2

 NBP Capital Trust III, 7.375%, 10/29/49 (Perpetual)

 15,120

 $

 1,097,770

 Total Banks

 $

 1,097,770

 TOTAL CORPORATE BONDS

 (Cost $1,133,894)

 $

 1,416,020

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 (Cost $118,547,932) (a)

 $

 129,411,889

 OTHER ASSETS & LIABILITIES - 0.9%

 $

 1,154,088

 TOTAL NET ASSETS - 100.0%

 $

 130,565,977

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2012, the value of these securities amounted to $318,250 or 0.2% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (a)

 At November 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $119,964,698 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 12,971,600

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (3,524,409)

 Net unrealized gain

 $

 9,447,191

 (b)

 Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

 United States

 45.7%

 United Kingdom

 7.2%

 Switzerland

 7.1%

 Germany

 6.9%

 Japan

 4.1%

 France

 3.9%

 Italy

 3.6%

 Canada

 2.6%

 China

 2.6%

 Hong Kong

 2.4%

 Korea, Republic Of

 1.7%

 Ireland

 1.4%

 Netherlands

 1.4%

 Philippines

 1.4%

 Indonesia

 1.1%

 Singapore

 1.1%

 Other (individually less than 1%)

 5.8%

 100.0%

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services). See Notes to Financial Statements - Note 1A.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks (U.S.)

$
67,486,573

$
-

$
-

$
67,486,573

 Common Stocks (Foreign)

-

59,293,031

-

59,293,031

 Preferred Stock

-

1,216,265

-

1,216,265

 Corporate Bonds

-

1,416,020

-

1,416,020

 Total

$
67,486,573

$
61,925,316

$
-

$
129,411,889

 Other Financial Instruments*

$
-

$
220,582

$
-

$
220,582

 * Other financial instruments include foreign exchange contracts.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Common Stocks

 Balance as of 8/31/11

$
141,625

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

-

 Net purchases (sales)

(141,625
)

 Transfers in and out of Level 3

-

 Balance as of 11/30/12

$
-

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Pioneer High Income Municipal Fund

 Schedule of Investments 11/30/2012

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 MUNICIPAL BONDS - 97.0%

 Alabama - 0.6%

 2,000,000

 NR/NR

 Huntsville-Redstone Village Special Care Facilities Financing Authority, 6.875%, 1/1/43

 $

 2,147,960

 2,580,000

 NR/NR

 Huntsville-Redstone Village Special Care Facilities Financing Authority, 7.5%, 1/1/47

 2,960,885

 $

 5,108,845

 Alaska - 1.2%

 12,600,000

 NR/B2

 Northern Tobacco Securitization Corp., 5.0%, 6/1/46

 $

 10,678,500

 Arizona - 0.6%

 750,000

 NR/NR

 Pima County Industrial Development Authority, 8.5%, 7/1/39

 $

 870,165

 4,000,000

 NR/NR

 San Luis Facility Development Corp., 8.375%, 5/1/27

 4,076,440

 $

 4,946,605

 California - 9.0%

 4,000,000

 NR/NR

 California County Tobacco Securitization Agency, 5.0%, 6/1/47

 $

 3,281,240

 5,410,000

 B-/NR

 California County Tobacco Securitization Agency, 5.125%, 6/1/38

 4,789,311

 6,500,000

 B-/NR

 California County Tobacco Securitization Agency, 5.25%, 6/1/45

 5,714,475

 4,000,000

 NR/B2

 California County Tobacco Securitization Agency, 5.25%, 6/1/45

 3,491,320

 9,250,000

 NR/B2

 California County Tobacco Securitization Agency, 5.65%, 6/1/41

 8,738,290

 2,000,000

 BB/NR

 California Municipal Finance Authority, 5.75%, 7/1/30

 2,077,520

 6,300,000

 BB/NR

 California Municipal Finance Authority, 6.0%, 7/1/42

 6,560,505

 1,000,000

 NR/NR

 California Municipal Finance Authority, 6.625%, 1/1/32

 1,069,950

 2,000,000

 NR/NR

 California Municipal Finance Authority, 6.875%, 1/1/42

 2,145,680

 2,000,000

 NR/NR

 California Statewide Communities Development Authority, 7.5%, 6/1/42

 2,367,180

 315,559

 NR/NR

 California Statewide Communities Development Authority, 9.0%, 12/1/38 (e)

 2,793

 25,000,000

 BBB-/Baa3

 Foothill-Eastern Transportation Corridor Agency, 0.0%, 1/15/33

 7,506,750

 10,000,000

 BBB-/Baa3

 Foothill-Eastern Transportation Corridor Agency, 0.0%, 1/15/34

 2,822,600

 10,000,000

 BBB-/Baa3

 Foothill-Eastern Transportation Corridor Agency, 0.0%, 1/15/36

 2,498,300

 1,495,000

 B-/B3

 Golden State Tobacco Securitization Corp., 5.75%, 6/1/47

 1,387,719

 1,500,000

 B-/B3

 Golden State Tobacco Securitization Corp., 6/1/37

 1,339,800

 4,000,000

 AA-/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/38

 699,560

 3,925,000

 AA-/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/39

 634,986

 2,500,000

 AA-/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/41

 532,025

 1,925,000

 AA-/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/42

 381,843

 11,395,000

 B-/Caa1

 Tobacco Securitization Authority of Northern California, 5.375%, 6/1/38

 9,833,999

 3,000,000

 B-/B3

 Tobacco Securitization Authority of Northern California, 5.5%, 6/1/45

 2,567,640

 9,595,000

 BB+/B3

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 8,316,274

 $

 78,759,760

 Colorado - 2.6%

 1,040,000

 NR/NR

 Colorado Educational & Cultural Facilities Authority, 5.625%, 12/1/36

 $

 835,130

 3,165,000

 NR/NR

 Colorado Health Facilities Authority, 7.125%, 6/1/47

 3,478,398

 38,000,000

 BBB-/Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/40

 9,450,220

 1,500,000

 BBB-/Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/41

 352,950

 8,000,000

 NR/NR

 Kremmling Memorial Hospital District, 7.125%, 12/1/45

 9,043,280

 $

 23,159,978

 Florida - 12.9%

 5,000,000

 NR/NR

 Alachua County Health Facilities Authority, 8.125%, 11/15/41

 $

 5,922,300

 9,000,000

 NR/NR

 Alachua County Health Facilities Authority, 8.125%, 11/15/46

 10,660,140

 11,000,000

 NR/Ba3

 Capital Trust Agency, Inc., 7.75%, 1/1/41

 12,443,970

 5,900,000

 NR/NR

 Collier County Industrial Development Authority, 14.0%, 5/15/15

 5,957,053

 3,740,000

 NR/NR

 County of Lake Florida, 7.125%, 11/1/42

 3,785,366

 1,820,000

 NR/NR

 County of Liberty Florida, 8.25%, 7/1/28

 1,849,575

 2,290,000

 NR/NR

 County of Palm Beach Florida, 2.0%, 6/1/16

 2,305,458

 4,000,000

 NR/NR

 Florida Development Finance Corp., 6.125%, 6/15/43

 4,007,000

 10,380,000

 NR/NR

 Florida Development Finance Corp., 7.625%, 6/15/41

 12,276,945

 5,000,000

 NR/NR

 Florida Development Finance Corp., 7.75%, 6/15/42

 5,744,400

 7,170,000

 BB+/NR

 Florida Keys College Campus Foundation, Inc., 7.0%, 11/1/42

 7,721,947

 14,965,000

 NR/NR

 Greater Orlando Aviation Authority, 6.5%, 11/15/36

 15,107,916

 2,830,000

 NR/NR

 Hillsborough County Industrial Development Authority, 6.5%, 7/1/29

 2,832,462

 1,410,000

 NR/NR

 Hillsborough County Industrial Development Authority, 6.7%, 7/1/21

 1,412,143

 2,380,000

 NR/NR

 Hillsborough County Industrial Development Authority, 6.75%, 7/1/29

 2,382,570

 6,200,000

 BB/NR

 Lee County Industrial Development Authority Florida, 5.375%, 6/15/37

 6,258,218

 3,000,000

 BB/NR

 Lee County Industrial Development Authority Florida, 5.75%, 6/15/42

 3,125,100

 4,365,000

 NR/NR

 Sarasota County Health Facilities Authority, 5.625%, 7/1/27

 3,839,716

 2,285,000

 NR/NR

 Sarasota County Health Facilities Authority, 5.75%, 7/1/37

 1,940,194

 3,640,000

 NR/NR

 Sarasota County Health Facilities Authority, 5.75%, 7/1/45

 3,018,870

 $

 112,591,343

 Georgia - 3.0%

 6,000,000

 B-/NR

 Clayton County Development Authority, 8.75%, 6/1/29

 $

 7,575,300

 7,000,000

 B-/NR

 Clayton County Development Authority, 9.0%, 6/1/35

 7,864,780

 3,650,000

 NR/NR

 Fulton County Residential Care Facilities for the Elderly Authority, 5.0%, 7/1/27

 3,688,544

 7,000,000

 NR/NR

 Fulton County Residential Care Facilities for the Elderly Authority, 5.125%, 7/1/42

 7,006,020

 $

 26,134,644

 Hawaii - 0.3%

 1,000,000

 NR/NR

 Hawaii State Department of Budget & Finance, 7.5%, 11/15/15

 $

 1,018,040

 1,000,000

 NR/NR

 Hawaii State Department of Budget & Finance, 9.0%, 11/15/44

 1,222,080

 $

 2,240,120

 Illinois - 8.9%

 7,000,000

 NR/NR

 Illinois Finance Authority, 5.625%, 2/15/37

 $

 7,083,230

 1,905,000

 NR/NR

 Illinois Finance Authority, 5.75%, 11/15/16

 576,396

 125,000

 NR/NR

 Illinois Finance Authority, 6.0%, 11/15/27 (e)

 37,821

 7,800,000

 NR/NR

 Illinois Finance Authority, 6.0%, 11/15/39 (e)

 2,360,046

 4,500,000

 BB/NR

 Illinois Finance Authority, 6.25%, 11/15/35

 4,646,655

 5,085,000

 NR/NR

 Illinois Finance Authority, 7.625%, 5/15/25

 6,174,766

 1,750,000

 NR/NR

 Illinois Finance Authority, 8.0%, 5/15/30

 1,900,990

 3,295,000

 NR/NR

 Illinois Finance Authority, 8.0%, 5/15/40

 3,983,886

 3,965,000

 NR/NR

 Illinois Finance Authority, 8.0%, 5/15/46

 4,793,963

 17,000,000

 NR/NR

 Illinois Finance Authority, 8.125%, 2/15/40

 18,710,880

 2,250,000

 BB/NR

 Illinois Finance Authority, 8.125%, 5/15/40

 2,432,970

 7,275,000

 NR/NR

 Illinois Finance Authority, 8.25%, 2/15/46

 8,036,984

 11,135,000

 BB/NR

 Illinois Finance Authority, 8.25%, 5/15/45

 12,121,116

 210,000

 5.40

 NR/NR

 Illinois Finance Authority, Floating Rate Note, 11/15/40 (e)

 63,540

 55,000

 7.13

 NR/NR

 Illinois Finance Authority, Floating Rate Note, 11/15/40

 16,641

 3,000,000

 NR/NR

 Southwestern Illinois Development Authority, 5.625%, 11/1/26

 2,584,470

 2,500,000

 NR/NR

 Southwestern Illinois Development Authority, 6.625%, 6/1/37

 2,604,000

 $

 78,128,354

 Indiana - 4.2%

 1,000,000

 NR/NR

 City of Carmel Indiana, 6.0%, 11/15/22

 $

 1,073,610

 1,550,000

 NR/NR

 City of Carmel Indiana, 7.0%, 11/15/27

 1,735,876

 1,750,000

 NR/NR

 City of Carmel Indiana, 7.0%, 11/15/32

 1,902,145

 6,000,000

 NR/NR

 City of Carmel Indiana, 7.125%, 11/15/42

 6,519,120

 5,950,000

 NR/NR

 City of Carmel Indiana, 7.125%, 11/15/47

 6,441,530

 3,500,000

 NR/NR

 City of Crown Point Indiana, 8.0%, 11/15/39

 4,135,390

 4,575,000

 NR/NR

 City of Terre Haute Indiana, 6.0%, 8/1/39

 4,682,330

 2,435,000

 NR/NR

 County of St. Joseph Indiana, 6.0%, 5/15/38

 2,512,944

 2,340,000

 NR/NR

 Vigo County Hospital Authority, 5.8%, 9/1/47 (144A)

 2,448,506

 4,000,000

 BB/NR

 Vigo County Hospital Authority, 8.0%, 9/1/41

 4,937,880

 $

 36,389,331

 Iowa - 0.9%

 1,315,000

 NR/NR

 Iowa Finance Authority, 5.0%, 11/15/21

 $

 1,224,857

 1,445,000

 NR/NR

 Iowa Finance Authority, 5.5%, 11/15/27

 1,334,010

 4,365,000

 BB/NR

 Iowa Finance Authority, 5.5%, 11/15/37

 3,829,371

 2,000,000

 B+/B2

 Iowa Tobacco Settlement Authority, 5.6%, 6/1/34

 1,948,800

 $

 8,337,038

 Kentucky - 0.3%

 2,000,000

 NR/NR

 Kentucky Economic Development Finance Authority, 7.375%, 5/15/46

 $

 2,326,940

 Louisiana - 0.7%

 5,800,000

 NR/NR

 Tensas Parish Law Enforcement District, 8.5%, 10/1/26

 $

 6,209,422

 Maryland - 0.5%

 4,115,000

 NR/NR

 County of Howard Maryland, 5.25%, 4/1/27

 $

 4,176,766

 Massachusetts - 1.0%

 1,116,746

 NR/NR

 Massachusetts Development Finance Agency, 11/15/56

 $

 5,919

 224,523

 NR/NR

 Massachusetts Development Finance Agency, 5.5%, 11/15/46

 142,390

 1,235,770

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/26

 1,042,088

 2,224,798

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/39

 1,688,844

 751,584

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/46

 556,165

 2,000,000

 NR/NR

 Massachusetts Development Finance Agency, 6.75%, 10/15/37 (e)

 2,130,060

 2,500,000

 NR/NR

 Massachusetts Development Finance Agency, 7.25%, 6/1/16 (e)

 1,175,000

 500,000

 NR/NR

 Massachusetts Development Finance Agency, 7.5%, 6/1/29 (e)

 235,000

 880,000

 NR/NR

 Massachusetts Development Finance Agency, 7.625%, 10/15/37

 1,013,619

 2,000,000

 NR/NR

 Massachusetts Development Finance Agency, 7.875%, 6/1/44

 940,000

 3,500,000

 NR/NR

 Massachusetts Health & Educational Facilities Authority, 6.5%, 1/15/38 (e)

 17,920

 $

 8,947,005

 Michigan - 4.3%

 5,485,000

 BBB-/NR

 Flint International Academy, 5.75%, 10/1/37

 $

 5,678,401

 4,635,000

 NR/NR

 Michigan Public Educational Facilities Authority, 5.875%, 6/1/37

 4,688,766

 320,000

 BB/NR

 Michigan Public Educational Facilities Authority, 7.25%, 4/1/20

 352,688

 2,020,000

 BB/NR

 Michigan Public Educational Facilities Authority, 8.0%, 4/1/40

 2,289,973

 2,750,000

 NR/NR

 Michigan State Hospital Finance Authority, 5.5%, 11/15/35

 2,785,172

 3,175,000

 NR/NR

 Michigan Strategic Fund, 7.25%, 1/1/39

 3,485,515

 4,000,000

 6.62

 NR/NR

 Michigan Strategic Fund, Floating Rate Note, 11/1/41

 4,468,440

 7,135,000

 6.75

 A/A2

 Michigan Strategic Fund, Floating Rate Note, 3/1/40

 8,215,382

 5,805,000

 B-/NR

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/34

 5,296,366

 $

 37,260,703

 Minnesota - 1.6%

 10,000,000

 NR/NR

 Bloomington Port Authority, 9.0%, 12/1/35

 $

 12,050,700

 1,500,000

 NR/NR

 City of Brooklyn Park Minnesota, 9.25%, 3/1/39

 1,753,650

 $

 13,804,350

 Missouri - 1.2%

 2,000,000

 BB/NR

 Community Memorial Hospital District, 6.68%, 12/1/34

 $

 1,939,580

 4,500,000

 NR/NR

 Kirkwood Industrial Development Authority, 8.25%, 5/15/45

 5,454,135

 2,125,000

 NR/NR

 St Louis County Industrial Development Authority, 6.125%, 8/15/42

 2,207,068

 500,000

 NR/Ca

 St. Louis Industrial Development Authority, 7.2%, 12/15/28 (e)

 189,885

 1,365,000

 NR/Ca

 St. Louis Industrial Development Authority, 7.25%, 12/15/35 (e)

 518,386

 $

 10,309,054

 New Jersey - 2.0%

 10,000,000

 NR/NR

 New Jersey Economic Development Authority, 10.5%, 6/1/32 (144A)

 $

 10,997,500

 6,000,000

 NR/NR

 New Jersey Economic Development Authority, 6.625%, 1/1/37

 6,179,400

 $

 17,176,900

 New Mexico - 0.2%

 2,000,000

 NR/NR

 County of Otero New Mexico, 8.25%, 12/1/23

 $

 2,014,200

 New York - 6.9%

 3,650,000

 B-/Caa2

 New York City Industrial Development Agency, 5.125%, 5/15/30

 $

 3,602,258

 13,750,000

 BB/B2

 New York City Industrial Development Agency, 5.25%, 12/1/32

 13,750,825

 10,300,000

 BB/NR

 Seneca Nation Indians Capital Improvements Authority, 5.0%, 12/1/23 (144A)

 10,541,535

 5,930,000

 NR/NR

 The Erie County Industrial Development Agency, 6.0%, 11/15/36

 6,125,394

 8,000,000

 NR/NR

 The Erie County Industrial Development Agency, 9.25%, 10/1/30

 9,298,320

 10,000,000

 NR/NR

 The Erie County Industrial Development Agency, 9.25%, 10/1/30

 11,622,900

 1,795,000

 NR/NR

 The Erie County Industrial Development Agency, 9.25%, 10/1/30

 2,089,901

 4,000,000

 BB+/NR

 Westchester Tobacco Asset Securitization New York, 5.125%, 6/1/45

 3,365,320

 $

 60,396,453

 North Carolina - 0.8%

 1,665,000

 NR/NR

 North Carolina Medical Care Commission, 7.75%, 3/1/31

 $

 1,947,384

 4,725,000

 NR/NR

 North Carolina Medical Care Commission, 7.75%, 3/1/41

 5,473,062

 $

 7,420,446

 Ohio - 1.9%

 3,560,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 3,104,640

 4,645,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/30

 4,187,235

 5,250,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47

 4,657,328

 3,000,000

 B/B3

 City of Cleveland Ohio, 5.375%, 9/15/27

 2,999,880

 1,970,000

 B-/Caa2

 State of Ohio, 5.65%, 3/1/33

 1,910,900

 $

 16,859,983

 Pennsylvania - 2.8%

 8,800,000

 B-/Caa2

 Pennsylvania Economic Development Financing Authority, 6.0%, 6/1/31

 $

 8,799,648

 2,005,000

 CCC+/Caa3

 Pennsylvania Economic Development Financing Authority, 7.5%, 5/1/20

 2,268,637

 10,575,000

 CCC+/Caa3

 Pennsylvania Economic Development Financing Authority, 8.0%, 5/1/29

 12,349,485

 1,000,000

 BB+/NR

 Philadelphia Authority for Industrial Development, 6.625%, 12/15/41

 1,110,560

 $

 24,528,330

 Rhode Island - 1.5%

 2,100,000

 NR/NR

 Central Falls Detention Facility Corp., 7.25%, 7/15/35

 $

 1,840,671

 9,100,000

 NR/NR

 Rhode Island Health & Educational Building Corp., 8.375%, 1/1/46

 10,973,599

 $

 12,814,270

 Texas - 14.4%

 10,125,000

 5.40

 CC/Ca

 Brazos River Authority, Floating Rate Note, 10/1/29

 $

 4,177,778

 1,000,000

 B/B3

 City of Houston Texas Airport System Revenue, 6.125%, 7/15/27

 999,960

 234,442

 NR/NR

 Gulf Coast Industrial Development Authority, 7.0%, 12/1/36 (e)

 2,169

 9,685,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/31

 3,305,006

 7,635,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/32

 2,456,103

 1,120,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/33

 343,795

 765,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/34

 218,308

 425,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/35

 114,057

 1,690,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/35

 449,118

 10,000,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/38

 2,219,800

 10,000,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/39

 2,089,700

 1,290,000

 BBB/Baa2

 Harris County-Houston Sports Authority, 0.0%, 11/15/41

 246,648

 1,600,000

 NR/NR

 HFDC of Central Texas, Inc., 7.75%, 11/15/29 (e)

 1,177,600

 6,825,000

 NR/NR

 HFDC of Central Texas, Inc., 7.75%, 11/15/44 (e)

 5,032,960

 24,000,000

 NR/NR

 Jefferson County Industrial Development Corp. Texas, 8.25%, 7/1/32

 24,384,000

 1,520,000

 BB/NR

 Kinney County Public Facilities Corp., 7.0%, 11/1/25

 1,548,470

 5,000,000

 NR/NR

 Red River Health Facilities Development Corp., 7.25%, 12/15/47

 5,431,700

 2,000,000

 NR/NR

 Red River Health Facilities Development Corp., 8.0%, 11/15/46

 2,334,460

 26,000,000

 NR/NR

 Sanger Industrial Development Corp., 8.0%, 7/1/38

 27,734,974

 1,555,000

 BB/Ba

 Tarrant County Cultural Education Facilities Finance Corp., 7.5%, 11/15/16

 1,558,141

 1,775,000

 BB/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/28

 2,033,050

 2,250,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/29

 2,552,558

 120,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/34

 138,203

 5,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/39

 5,663,750

 8,350,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/44

 9,665,459

 5,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44

 5,702,250

 5,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44

 5,683,850

 1,000,000

 D/NR

 Texas Midwest Public Facility Corp., 9.0%, 10/1/30 (e)

 410,600

 8,000,000

 NR/NR

 Travis County Health Facilities Development Corp., 7.125%, 1/1/46

 8,591,920

 $

 126,266,387

 Utah - 1.6%

 825,000

 BB/NR

 City of Spanish Fork City Utah, 5.55%, 11/15/21 (144A)

 $

 856,680

 3,150,000

 NR/NR

 City of Spanish Fork City Utah, 5.7%, 11/15/36 (144A)

 3,205,598

 1,510,000

 NR/NR

 Utah State Charter School Finance Authority, 7.25%, 5/15/21

 1,661,574

 1,985,000

 NR/NR

 Utah State Charter School Finance Authority, 8.125%, 5/15/31

 2,253,789

 5,145,000

 NR/NR

 Utah State Charter School Finance Authority, 8.5%, 5/15/41

 5,936,610

 $

 13,914,251

 Virginia - 0.1%

 1,445,000

 B-/B2

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 $

 1,148,226

 Washington - 2.4%

 1,750,000

 NR/NR

 Washington State Housing Finance Commission, 5.25%, 1/1/17

 $

 1,806,998

 8,500,000

 NR/NR

 Washington State Housing Finance Commission, 5.625%, 1/1/27

 8,649,770

 10,860,000

 NR/NR

 Washington State Housing Finance Commission, 5.625%, 1/1/38

 10,932,110

 $

 21,388,878

 West Virginia - 4.6%

 25,000,000

 NR/NR

 City of Philippi West Virginia, 7.75%, 10/1/44

 $

 25,000,000

 12,000,000

 NR/NR

 West Virginia Hospital Finance Authority, 9.125%, 10/1/41

 15,223,800

 $

 40,223,800

 Wisconsin - 3.9%

 10,325,000

 NR/NR

 Public Finance Authority, 8.25%, 6/1/46

 $

 12,536,615

 8,750,000

 NR/NR

 Public Finance Authority, 8.375%, 6/1/20

 8,886,500

 2,480,000

 NR/NR

 Public Finance Authority, 8.375%, 6/1/37

 2,681,599

 7,250,000

 NR/NR

 Public Finance Authority, 8.625%, 6/1/47

 7,926,135

 2,000,000

 NR/NR

 Wisconsin Health & Educational Facilities Authority, 7.0%, 12/1/31

 2,001,080

 $

 34,031,929

 TOTAL MUNICIPAL BONDS

 (Cost $750,024,967)

 $

 847,692,811

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION — 0.1%

 1,175,000

 0.00

 NR/NR

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 747,946

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost $1,172,365)

 $

 747,946

 TOTAL INVESTMENT IN SECURITIES - 97.0%

 (Cost $750,024,967) (a)

 $

 848,440,757

 OTHER ASSETS & LIABILITIES - 3.0%

 $

 26,229,156

 TOTAL NET ASSETS - 100.0%

 $

 874,669,913

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At November 30, 2012, the value of these securities amounted to $28,797,765 or 3.3% of total net assets.

 (a)

 At November 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $749,960,957 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 114,138,049

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (15,658,249)

 Net unrealized gain

 $

 98,479,800

 (b)

 The concentration of investments by type of obligation/market sector is as follows:

  Revenue Bonds:

 Health

 43.4%

 Transportation

 13.5%

 Various Revenues

 12.0%

 Special Revenues

 11.0%

 Pollution Control Revenue

 10.3%

 Education

 7.0%

 Insured

 1.6%

 Housing

 1.1%

 General Obligation

 0.1%

 100.0%

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 (e)

 Security is in default and is non-income producing.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

$
-

$
847,692,811

$
-

$
847,692,811

 Municipal Collateralized Debt Obligation

$
-

$
747,946

$
-

$
747,946

 Total

$
-

$
848,440,757

$
-

$
848,440,757

 Pioneer Disciplined Value Fund

 Schedule of Investments 11/30/2012

 Shares

 Value

 COMMON STOCKS - 98.3%

 Energy - 16.1%

 Oil & Gas Drilling - 1.0%

 7,578

 Ensco Plc

 $

 441,267

 Oil & Gas Equipment & Services - 1.1%

 13,767

 Halliburton Co.

 $

 459,129

 Integrated Oil & Gas - 9.9%

 17,413

 Chevron Corp.

 $

 1,840,380

 16,872

 Exxon Mobil Corp.

 1,487,098

 12,563

 Occidental Petroleum Corp.

 944,863

 $

 4,272,341

 Oil & Gas Exploration & Production - 2.4%

 34,161

 Marathon Oil Corp.

 $

 1,053,867

 Oil & Gas Refining & Marketing - 1.7%

 11,975

 Marathon Petroleum Corp. *

 $

 712,992

 Total Energy

 $

 6,939,596

 Materials - 3.8%

 Fertilizers & Agricultural Chemicals - 2.2%

 16,911

 The Mosaic Co.

 $

 914,209

 Diversified Metals & Mining - 1.6%

 17,856

 Freeport-McMoRan Copper & Gold, Inc.

 $

 696,563

 Total Materials

 $

 1,610,772

 Capital Goods - 6.2%

 Aerospace & Defense - 1.3%

 6,864

 United Technologies Corp.

 $

 549,875

 Industrial Conglomerates - 2.7%

 56,188

 General Electric Co.

 $

 1,187,252

 Industrial Machinery - 2.2%

 19,190

 Ingersoll-Rand Plc

 $

 936,088

 Total Capital Goods

 $

 2,673,215

 Transportation - 2.0%

 Railroads - 2.0%

 7,008

 Union Pacific Corp.

 $

 860,442

 Total Transportation

 $

 860,442

 Media - 7.1%

 Cable & Satellite - 2.8%

 32,591

 Comcast Corp.

 $

 1,211,733

 Movies & Entertainment - 4.3%

 19,281

 The Walt Disney Co.

 $

 957,494

 18,982

 Time Warner, Inc.

 897,849

 $

 1,855,343

 Total Media

 $

 3,067,076

 Retailing - 2.2%

 Department Stores - 2.2%

 24,072

 Macy's, Inc.

 $

 931,586

 Total Retailing

 $

 931,586

 Food & Staples Retailing - 2.6%

 Drug Retail - 2.6%

 24,026

 CVS Caremark Corp.

 $

 1,117,449

 Total Food & Staples Retailing

 $

 1,117,449

 Food, Beverage & Tobacco - 4.5%

 Packaged Foods & Meats - 2.0%

 23,123

 Campbell Soup Co.

 $

 849,770

 Tobacco - 2.5%

 31,819

 Altria Group, Inc.

 $

 1,075,800

 Total Food, Beverage & Tobacco

 $

 1,925,570

 Health Care Equipment & Services - 2.3%

 Managed Health Care - 2.3%

 22,792

 Aetna, Inc.

 $

 984,386

 Total Health Care Equipment & Services

 $

 984,386

 Pharmaceuticals, Biotechnology & Life Sciences - 12.6%

 Biotechnology - 2.0%

 9,864

 Amgen, Inc.

 $

 875,923

 Pharmaceuticals - 10.6%

 17,392

 Johnson & Johnson

 $

 1,212,744

 30,584

 Merck & Co., Inc.

 1,354,871

 79,317

 Pfizer, Inc.

 1,984,513

 $

 4,552,128

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 5,428,051

 Banks - 6.0%

 Diversified Banks - 3.8%

 49,139

 Wells Fargo & Co.

 $

 1,622,078

 Regional Banks - 2.2%

 17,151

 PNC Financial Services Group, Inc.

 $

 962,857

 Total Banks

 $

 2,584,935

 Diversified Financials - 14.3%

 Other Diversified Financial Services - 5.3%

 40,758

 Citigroup, Inc.

 $

 1,409,004

 20,802

 JPMorgan Chase & Co.

 854,546

 $

 2,263,550

 Consumer Finance - 5.6%

 19,247

 Capital One Financial Corp.

 $

 1,108,627

 31,671

 Discover Financial Services

 1,317,830

 $

 2,426,457

 Asset Management & Custody Banks - 1.4%

 24,683

 Invesco, Ltd.

 $

 616,828

 Investment Banking & Brokerage - 2.0%

 7,244

 The Goldman Sachs Group, Inc.

 $

 853,271

 Total Diversified Financials

 $

 6,160,106

 Insurance - 6.3%

 Life & Health Insurance - 3.9%

 17,867

 Aflac, Inc.

 $

 946,772

 22,677

 MetLife, Inc.

 752,650

 $

 1,699,422

 Property & Casualty Insurance - 2.4%

 25,022

 The Allstate Corp.

 $

 1,012,891

 Total Insurance

 $

 2,712,313

 Software & Services - 2.7%

 Systems Software - 2.7%

 42,596

 Microsoft Corp.

 $

 1,133,906

 Total Software & Services

 $

 1,133,906

 Technology Hardware & Equipment - 1.9%

 Computer Hardware - 1.9%

 1,421

 Apple, Inc.

 $

 831,683

 Total Technology Hardware & Equipment

 $

 831,683

 Semiconductors & Semiconductor Equipment - 1.9%

 Semiconductors - 1.9%

 20,206

 Analog Devices, Inc.

 $

 820,364

 Total Semiconductors & Semiconductor Equipment

 $

 820,364

 Telecommunication Services - 2.0%

 Integrated Telecommunication Services - 2.0%

 25,235

 AT&T, Inc.

 $

 861,271

 Total Telecommunication Services

 $

 861,271

 Utilities - 3.8%

 Electric Utilities - 3.8%

 23,585

 American Electric Power Co., Inc.

 $

 1,005,900

 21,876

 PPL Corp.

 642,061

 $

 1,647,961

 Total Utilities

 $

 1,647,961

 TOTAL COMMON STOCKS

 (Cost $38,128,751)

 $

 42,290,682

 TOTAL INVESTMENT IN SECURITIES - 98.3%

 (Cost $38,128,751) (a)

 $

 42,290,682

 OTHER ASSETS & LIABILITIES - 1.7%

 $

 726,219

 TOTAL NET ASSETS - 100.0%

 $

 43,016,901

 *

 Non-income producing security.

 (a)

 At November 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $38,082,158 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 4,565,062

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (356,538)

 Net unrealized gain

 $

 4,208,524

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
42,290,682

$
-

$
-

$
42,290,682

 Total

$
42,290,682

$
-

$
-

$
42,290,682

 Pioneer Disciplined Growth Fund

 Schedule of Investments 11/30/2012

 Shares

 Value

 COMMON STOCKS - 97.6%

 Energy - 3.3%

 Oil & Gas Drilling - 0.8%

 6,000

 Ensco Plc

 $

 349,380

 Oil & Gas Equipment & Services - 1.4%

 8,800

 National Oilwell Varco, Inc.

 $

 601,040

 Integrated Oil & Gas - 1.1%

 6,700

 Occidental Petroleum Corp.

 $

 503,907

 Total Energy

 $

 1,454,327

 Materials - 3.7%

 Fertilizers & Agricultural Chemicals - 1.2%

 9,500

 The Mosaic Co.

 $

 513,570

 Specialty Chemicals - 1.3%

 7,600

 Ecolab, Inc.

 $

 547,808

 Diversified Metals & Mining - 1.2%

 14,000

 Freeport-McMoRan Copper & Gold, Inc.

 $

 546,140

 Total Materials

 $

 1,607,518

 Capital Goods - 11.2%

 Aerospace & Defense - 2.8%

 15,119

 United Technologies Corp.

 $

 1,211,183

 Construction & Engineering - 0.9%

 14,700

 KBR, Inc.

 $

 408,660

 Industrial Conglomerates - 2.4%

 11,500

 3M Co.

 $

 1,045,925

 Construction & Farm Machinery & Heavy Trucks - 3.1%

 9,200

 Cummins, Inc.

 $

 903,072

 7,600

 Joy Global, Inc.

 433,124

 $

 1,336,196

 Industrial Machinery - 2.0%

 10,700

 Ingersoll-Rand Plc

 $

 521,946

 5,000

 SPX Corp.

 340,600

 $

 862,546

 Total Capital Goods

 $

 4,864,510

 Transportation - 1.6%

 Air Freight & Logistics - 1.6%

 9,800

 United Parcel Service, Inc. (Class B)

 $

 716,478

 Total Transportation

 $

 716,478

 Consumer Durables & Apparel - 0.5%

 Apparel, Accessories & Luxury Goods - 0.5%

 8,600

 True Religion Apparel, Inc.

 $

 224,374

 Total Consumer Durables & Apparel

 $

 224,374

 Consumer Services - 6.0%

 Restaurants - 6.0%

 1,900

 Chipotle Mexican Grill, Inc. *

 $

 501,182

 10,700

 McDonald's Corp.

 931,328

 22,400

 Starbucks Corp.

 1,161,888

 $

 2,594,398

 Total Consumer Services

 $

 2,594,398

 Media - 6.9%

 Cable & Satellite - 2.8%

 32,400

 Comcast Corp.

 $

 1,204,632

 Movies & Entertainment - 4.1%

 23,100

 The Walt Disney Co.

 $

 1,147,146

 13,600

 Time Warner, Inc.

 643,280

 $

 1,790,426

 Total Media

 $

 2,995,058

 Retailing - 5.0%

 Department Stores - 1.3%

 15,000

 Macy's, Inc.

 $

 580,500

 Home Improvement Retail - 3.7%

 15,000

 Lowe's Companies, Inc.

 $

 541,350

 16,500

 The Home Depot, Inc.

 1,073,655

 $

 1,615,005

 Total Retailing

 $

 2,195,505

 Food & Staples Retailing - 2.2%

 Drug Retail - 1.1%

 10,700

 CVS Caremark Corp.

 $

 497,657

 Food Retail - 1.1%

 4,900

 Whole Foods Market, Inc.

 $

 457,464

 Total Food & Staples Retailing

 $

 955,121

 Food, Beverage & Tobacco - 7.1%

 Soft Drinks - 2.1%

 6,200

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 608,096

 5,600

 Monster Beverage Corp. *

 291,480

 $

 899,576

 Packaged Foods & Meats - 2.8%

 17,900

 Campbell Soup Co.

 $

 657,825

 7,900

 The Hershey Co.

 578,833

 $

 1,236,658

 Tobacco - 2.2%

 28,100

 Altria Group, Inc.

 $

 950,061

 Total Food, Beverage & Tobacco

 $

 3,086,295

 Household & Personal Products - 1.6%

 Household Products - 1.6%

 6,300

 Colgate-Palmolive Co.

 $

 683,550

 Total Household & Personal Products

 $

 683,550

 Health Care Equipment & Services - 4.7%

 Health Care Equipment - 2.0%

 15,200

 Covidien Plc

 $

 883,272

 Health Care Services - 1.1%

 8,700

 Express Scripts Holding Co. *

 $

 468,495

 Managed Health Care - 1.6%

 15,800

 Aetna, Inc.

 $

 682,402

 Total Health Care Equipment & Services

 $

 2,034,169

 Pharmaceuticals, Biotechnology & Life Sciences - 7.4%

 Biotechnology - 4.6%

 11,500

 Celgene Corp. *

 $

 903,785

 10,200

 Gilead Sciences, Inc. *

 765,000

 8,200

 Vertex Pharmaceuticals, Inc. *

 326,278

 $

 1,995,063

 Pharmaceuticals - 2.8%

 5,100

 Allergan, Inc.

 $

 473,025

 10,800

 Johnson & Johnson

 753,084

 $

 1,226,109

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 3,221,172

 Diversified Financials - 3.4%

 Consumer Finance - 3.4%

 7,900

 Capital One Financial Corp.

 $

 455,040

 24,500

 Discover Financial Services

 1,019,445

 $

 1,474,485

 Total Diversified Financials

 $

 1,474,485

 Software & Services - 16.1%

 Internet Software & Services - 5.7%

 2,845

 Google, Inc. *

 $

 1,986,863

 27,400

 Yahoo!, Inc. *

 514,298

 $

 2,501,161

 Application Software - 1.3%

 9,125

 Citrix Systems, Inc. *

 $

 558,085

 Systems Software - 9.1%

 85,221

 Microsoft Corp.

 $

 2,268,583

 53,154

 Oracle Corp.

 1,706,243

 $

 3,974,826

 Total Software & Services

 $

 7,034,072

 Technology Hardware & Equipment - 13.5%

 Communications Equipment - 4.9%

 5,000

 F5 Networks, Inc. *

 $

 468,400

 25,800

 Qualcomm, Inc.

 1,641,396

 $

 2,109,796

 Computer Hardware - 6.9%

 5,161

 Apple, Inc.

 $

 3,020,630

 Computer Storage & Peripherals - 1.7%

 18,700

 SanDisk Corp. *

 $

 731,170

 Total Technology Hardware & Equipment

 $

 5,861,596

 Semiconductors & Semiconductor Equipment - 3.4%

 Semiconductor Equipment - 0.8%

 5,621

 ASML Holding NV (A.D.R.)

 $

 351,706

 Semiconductors - 2.6%

 13,700

 Analog Devices, Inc.

 $

 556,220

 16,900

 Xilinx, Inc.

 585,585

 $

 1,141,805

 Total Semiconductors & Semiconductor Equipment

 $

 1,493,511

 TOTAL COMMON STOCKS

 (Cost $34,906,343)

 $

 42,496,139

 MUTUAL FUNDS - 0.9%

 Real Estate - 0.9%

 Diversified REIT's - 0.9%

 6,400

 iShares Dow Jones US Real Estate Index Fund

 $

 407,232

 Total Real Estate

 $

 407,232

 TOTAL MUTUAL FUNDS

 (Cost $356,213)

 $

 407,232

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 1.0%

 Repurchase Agreements - 1.0%

 440,000

 Deutsche Bank AG, 0.23%, dated 11/30/12, repurchase price of $440,000 plus accrued interest on 11/1/12 collateralized by the following:

 $128,809 U.S. Treasury Bond, 6.125-9.0%, 11/15/18-8/15/29

 $50,039 U.S. Treasury Notes, 2.75-3.125%, 2/15/19-5/15/19

 $270,299 U.S. Treasury Strip, 0.0-1.375%, 5/15/13-11/15/37

 $

 440,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $440,000)

 $

 440,000

 TOTAL INVESTMENT IN SECURITIES - 99.5%

 (Cost $35,702,555) (a)

 $

 43,343,371

 OTHER ASSETS & LIABILITIES - 0.5%

 $

 223,012

 TOTAL NET ASSETS - 100.0%

 $

 43,566,383

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At November 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $35,758,546 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 8,294,171

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (709,346)

 Net unrealized gain

 $

 7,584,825

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
42,496,139

$
-

$
-

$
42,496,139

 Mutual Funds

407,232

-

-

407,232

 Temporary Cash Investments

440,000

 Total

$
42,903,371

$
440,000

$
-

$
43,343,371

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust V By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date January 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date January 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date January 29, 2012 * Print the name and title of each signing officer under his or her signature.